Stock-based Compensation (Details) (USD $)	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Stock-based compensation
Non-cash share compensation	$ 200,000	$ 191,000
Restricted common shares
Stock-based compensation
Maximum number of shares authorized	600,000	600,000
Granted (in shares)		250,000
Grant date value (in dollars per share)		$ 11.50
Grant date value (in dollars)		2,900,000
Vesting period		3 years
Non-cash share compensation	200,000	200,000
Unrecognized compensation expense	$ 2,700,000	$ 2,700,000
Initial estimated cumulative forfeiture rate (as a percent)		0.00%